Additional paid-in capital (Details 7) - Warrant [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.89%	4.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	9 months 18 days	9 months 18 days
Expected dividends	0.00%	0.00%
Expected volatility	479.00%	249.00%
Forfeiture rate	0.00%	0.00%